NATIONWIDE LIFE INSURANCE COMPANY                              [NATIONWIDE LOGO]
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OH 43215-2220



July 2, 1999

VIA EDGAR

The United States Securities and
   Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549

Subject:          Nationwide Variable Account-II
                  Nationwide Life Insurance Company
                  SEC File No. 33-67636
                  CIK No. 0000356514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-II (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 14 to the Registration Statement for the Company and the Variable Account which became effective on July 1, 1999.

Please contact me at (614) 249-8782 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY



Jamie Ruff Casto, Esq.
Compliance Specialist

cc:      Kevin Kirchoff
         Office of Insurance Products and Legal Compliance
         Mail Stop 5-6